Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income/loss	$ (785,469)	$ 79,564	$ 1,300,015
Adjustments for:
Interest income	(14,822)	(12,241)	(12,046)
Debt interest expense	51,595	37,466	2,174
Lease interest expense	775	1,063	809
Net foreign exchange loss	0	390	123
Share-based payments expenses	16,201	22,587	6,173
Depreciation of property and equipment and right-of-use assets	4,822	6,199	5,423
Amortization of other intangible assets	2,245	2,348	0
Impairment of right-of-use asset	0	956	0
(Gain)/loss from revaluation of digital assets and other investments in financial assets at FVTPL, net	181,264	(261,097)	(1,354,190)
(Gain) from derecognition of lease	(415)	0	0
Impairment losses of digital assets	497,442	24,601	0
Operating cash flows before changes in operating assets and liabilities	(26,261)	(54,814)	(51,519)
Increase in other assets	(56,634)	(9,402)	(2,869)
Decrease in deferred tax assets	(777)	1,610	1,480
Decrease in digital assets held - inventories	324,767	(49,341)	139,187
Decrease/(increase) in digital assets held - intangible assets	0	0	0
Decrease/(Increase) in digital assets held - financial assets	(242,873)	92,402	(224,769)
Decrease/(increase) in digital assets held - loan receivable	0	(28,534)	65,896
Increase/(decrease) in other payables	7,608	44	96
Increase/(decrease) in customer segregated cash liabilities	13,662	6,320	(66,022)
Increase/(decrease) in deferred tax liabilities	12	(19)	(17)
Interest received	9,129	11,755	11,869
Net cash provided by/(used in) operating activities	28,632	(29,979)	(126,668)
Cash flows from investing activities
Cash paid from business combinations	0	(4,625)	1,290
Purchase of investment in financial assets	(24,619)	(25,000)	0
Proceeds on investment in financial assets	48,213	167	3,568
Purchase of property and equipment	(9,931)	(391)	(966)
Proceeds on disposal of property and equipment	0	0	32
Purchase of digital assets held - intangible assets	(41,858)	(3,320)	0
Prepayment on intangible assets	(250)	(12,001)	0
Proceeds on disposal of digital assets held - intangible assets	30,549	86	0
Net cash provided by/(used in) investing activities	2,104	(45,084)	3,924
Cash flows from financing activities
Net proceeds from issuance of Ordinary shares	59,194	0	0
Interest paid	(40,733)	(21,096)	(2,983)
Repayment of convertible redeemable preference shares	0	0	(714,565)
Dividends paid	0	0	(534,644)
Proceeds from borrowings	174,300	25,000	43,000
Repayment of borrowings	(149,302)	0	0
Repayment on lease liabilities	(1,064)	(4,884)	(3,460)
Net cash provided by/(used in) financing activities	42,395	(980)	(1,212,652)
Net increase/(decrease) in cash and cash equivalents, customer segregated cash and restricted cash	73,131	(76,043)	(1,335,396)
Cash and cash equivalents, customer segregated cash and restricted cash at beginning of the period	55,783	131,526	1,466,922
Effects of exchange rate changes on cash and cash equivalents, customer segregated cash and restricted cash	1,588	300	0
Cash and cash equivalents, customer segregated cash and restricted cash at end of the period	130,502	55,783	131,526
Cash and cash equivalents, customer segregated cash and restricted cash consisted of the following:
Customer segregated cash	20,044	6,382	62
Restricted cash	22,566	17,861	18,563
Cash and cash equivalents	87,892	31,540	112,901
Total cash and cash equivalents, customer segregated cash and restricted cash	130,502	55,783	131,526
Supplemental schedule of non-cash investing and financing activities
Recognition of right-of-use assets against lease liabilities	10,460	8,445	826
Purchase of digital assets held - intangible assets	(103,538,633)	(5,603,647)	0
Proceeds on disposal of digital assets held - intangible assets	103,216,609	5,554,368	0
Digital asset loan receivables made, net	248,073	78,498	0
Digital asset pledged as collateral posted, net	51,692	22,488	0
Interest Received in Digital Assets	5,323	0	0
Acquisition of subsidiary paid via USDC	0	0	(72,574)
Investments in financial assets paid via USDC, net	(6,086)	(30,784)	(1,000)
Prepayment on intangible assets made	(4,001)	(8,043)	0
Non-Cash Purchase of investment	489,748	0	0
Non-Cash Proceeds of Sales of Investments	(108,301)	0	0
Interest paid in digital assets	(11,636)	(8,668)	0
Repayment of convertible redeemable preference shares via digital assets	0	0	(472,359)
Proceeds from borrowings via digital assets	3,185,184	0	453,729
Repayment from borrowings via digital assets	(3,185,202)	0	0
Proceeds from digital assets loan payable via digital assets	654,864	0	0
Repayments from digital assets loan payable via digital assets	(654,726)	0	0
Dividends paid via digital assets	0	0	(1,494,219)
Proceeds from issuance of ordinary shares	1,150,000	0	0
Financial liability [member]
Adjustments for:
(Gain)/loss from revaluation of digital assets and other investments in financial assets at FVTPL, net	$ 20,101	$ 43,350	$ 0